Other receivables	12 Months Ended
Dec. 31, 2017
Other receivables
Other receivables

Note 16—Other receivables

Accounting policies

        Receivables are measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.

DKK thousand	2017	2016
VAT	3,378	4,464
Other	1,601	915

Total other receivables	4,979	5,379